    Supplement dated February 26, 1998 to Prospectus dated September 15, 1997 as previously supplemented by a Supplement dated September 15, 1997 of ISI Strategy Fund Shares
                     (A Class of ISI Strategy Fund, Inc.)

         The Prospectus dated September 15, 1997, as previously supplemented by a Supplement dated September 15, 1997, relating to the ISI Strategy Fund Shares of ISI Strategy Fund, Inc. (the "Fund") is hereby amended and supplemented as follows:

         By inserting the following section entitled "FINANCIAL HIGHLIGHTS" after the section entitled "Fee Table":

FINANCIAL HIGHLIGHTS:

         Set forth below are the Fund's unaudited financial highlights for the period from September 16, 1997 (commencement of operations) through November 30, 1997. The Financial Statements and Notes to Financial Statements for the period from September 16, 1997 through November 30, 1997 (unaudited) are included in the Statement of Additional Information, which can be obtained at no charge by calling 1-800-955-7175.

Financial Highlights (for a share outstanding throughout the period)
(Unaudited)

                                                                             For the Period
                                                                             September 16, 1997(1)
                                                                             through
                                                                             November 30, 1997
--------------------------------------------------------------------------------------------------
Per Share Operating Performance
       Net asset value at beginning of period............................     $.10.00
--------------------------------------------------------------------------------------------------
Income from Investment Operations:
      Net investment income..............................................        0.07
      Net realized and unrealized gain/(loss) on investments.............         --
                                                                              -------

      Total from Investment Operations...................................        0.07
      Net asset value at end of period...................................     $ 10.07
                                                                              =======
--------------------------------------------------------------------------------------------------
Total Return(2)..........................................................        0.70%
--------------------------------------------------------------------------------------------------
Ratios to Average Daily Net Assets:
     Expenses............................................................        1.00%(3)(4)
     Net investment income...............................................        2.32%(3)(5)
--------------------------------------------------------------------------------------------------
Supplemental Data:
     Net assets at end of period (000)...................................     $ 9,237
     Portfolio turnover rate.............................................        --
     Average commissions per share.......................................     $0.0291
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

1  Commencement of operations.
2  Total return excludes the effect of sales charge.
3  Annualized.
4 Without the waiver of advisory fees and reimbursement of expenses, the ratio of expenses to average daily net assets would have been 3.63% (annualized).
5 Without the waiver of advisory fees and reimbursement of expenses, the ratio of net investment income to average daily net assets would have been (0.31)% (annualized).

                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

         Supplement dated February 26, 1998 to Statement of Additional
                     Information dated September 15, 1997
                     relating to ISI Strategy Fund Shares
                     (A Class of ISI Strategy Fund, Inc.)

The Statement of Additional Information dated September 15, 1997, relating to the ISI Strategy Fund Shares of ISI Strategy Fund, Inc. (the "Fund") is hereby amended and supplemented as follows.

By inserting the following unaudited financial statements for the period from September 16, 1997 through November 30, 1997, under the section entitled "Financial Statement."




              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ISI Strategy Fund, Inc.
--------------------------------------------------------
Statement of Net Assets                November 30, 1997
(Unaudited)
                                                 Market
                                                  Value
                                    Shares      (Note A)
--------------------------------------------------------
COMMON STOCKS -- 64.1%
Aerospace -- 1.0%
The Boeing Company                    600      $  31,875
Lockheed Martin Corporation           100          9,756
OEA, Inc.                             200          6,225
Raytheon Company                      200         11,187
Rockwell International Corporation    200          9,750
Rohr, Inc.*                           300          9,187
United Technologies Corporation       200         14,988
                                               ---------
                                                  92,968
Air Transportation -- 0.3%
Airborne Freight Corporation          100          6,369
AMR Corporation*                      100         12,119
Comair Holdings, Inc.                 300          6,637
Federal Express Corporation*          100          6,706
                                               ---------
                                                  31,831
                                               ---------
Apparel -- 0.4%
Fabri-Centers of America*             500         10,469
NIKE, Inc.                            600         29,213
                                               ---------
                                                  39,682
                                               ---------
Banks -- 5.5%
Banc One Corporation                  200         10,275
The Bank of New York
 Company, Inc.                        300         16,125
BankAmerica Corporation               400         29,200
BankBoston Corporation                100          8,912
Bankers Trust New York
 Corporation                          100         11,856
Barnett Banks, Inc.                   100          7,037
CCB Financial Corporation             100          9,600
Chase Manhattan Corporation           100         10,863
Citicorp                              300         35,981
Community Banks, Inc.                 100          4,225
CoreStates Financial Corporation      100          7,731
Fifth Third Bancorp                   200         14,100
First Chicago NBD Corporation         300         23,475
First Financial Bancorp               200          9,425
First Union Corporation               600         29,250
Fleet Financial Group, Inc.           300         19,819
J. P. Morgan & Company
 Incorporated                         100         11,419
KeyCorp                               200         13,487
Mellon Bank Corporation               200         11,338
National Bancorp of Alaska, Inc.      100         12,000
National City Bancshares, Inc.        210         10,080
National City Corporation             200         13,350
NationsBank Corporation               300         18,019
North Fork Bancorp, Inc.              200          6,075


Banks -- continued
Norwest Corporation                   400      $  14,975
ONBANCorp, Inc.                       100          6,725
Pacific Century Financial
 Corporation                          100          5,100
PNC Bank Corp.                        300         16,144
Provident Financial Group, Inc.       200          9,000
SunTrust Banks, Inc.                  100          7,100
U.S. Bancorp                          300         32,269
Wachovia Corporation                  100          7,700
Wells Fargo & Company                 200         61,450
Wilmington Trust Corporation          100          5,838
                                               ---------
                                                 509,943
                                               ---------
Business Machines -- 4.2%
3Com Corporation*                     200          7,250
BMC Software, Inc.*                   200         12,975
Centigram Communications
 Corporation*                         500          8,156
Cisco Systems, Inc.*                  300         25,875
Compaq Computer Corporation           300         18,731
Concord EFS, Inc.*                    300          7,650
Data Dimensions, Inc.*                300          5,475
Dell Computer Corporation*            500         42,094
Digital Equipment Corporation*        200          9,850
Honeywell, Inc.                       100          6,550
International Business
 Machines Corporation                 400         43,825
MicroAge, Inc.*                       400          8,050
Microsoft Corporation*                700         99,050
Novellus Systems, Inc.*               100          3,762
Oracle Corporation*                   400         13,325
Pitney Bowes, Inc.                    100          8,406
Sigma Designs, Inc.*                1,000          5,000
Sun Microsystems, Inc.*               300         10,800
Tech Data Corporation*                200          8,075
Xerox Corporation                     600         46,612
                                               ---------
                                                 391,511
                                               ---------
Business Services -- 2.6%
America Online, Inc.*                 100          7,550
Automatic Data Processing, Inc.       700         39,375
Computer Associates
 International, Inc.                  450         23,428
Cytec Industries Inc.*                200          9,150
DST Systems, Inc.*                    200          7,412
First Data Corporation                400         11,325
Glasgal Communications, Inc.*       1,200          6,225
HBO & Company                         400         17,950
Mentor Corporation                    300         10,200

ISI Strategy Fund, Inc.
--------------------------------------------------------
Statement of Net Assets (continued)    November 30, 1997
(Unaudited)
                                                 Market
                                                  Value
                                    Shares      (Note A)
--------------------------------------------------------
COMMON STOCKS -- continued
Business Services -- continued
National Service Industries           200       $  9,362
PeopleSoft, Inc.*                     200         13,088
Perceptron, Inc.*                     400          8,850
Republic Industries, Inc.*            400         10,425
SS&C Technologies, Inc.*              800          9,050
Synopsys, Inc.*                       200          8,225
Transworld Home Healthcare, Inc.*     700          5,512
USA Waste Services, Inc.*             500         16,531
Waste Management, Inc.                400          9,850
Yahoo! Inc.*                          200         10,225
York Research Corporation*          1,100          8,800
                                               ---------
                                                 242,533
                                               ---------
Chemicals -- 1.8%
Air Products and Chemicals, Inc.      100          7,669
BetzDearborn, Inc.                    100          6,087
Crompton & Knowles Corporation        200          5,300
The Dow Chemical Company              200         19,750
duPont (E.I.) de Nemours
 and Company                          700         42,394
Minnesota Mining and
 Manufacturing Company                300         29,231
Monsanto Company                      400         17,475
OXiGENE, Inc.*                        400          7,100
PPG Industries, Inc.                  300         17,381
Praxair, Inc.                         200          8,787
                                               ---------
                                                 161,174
                                               ---------
Construction -- 0.5%
Masco Corporation                     200          9,425
Puerto Rican Cement
 Company, Inc.                        200          8,438
Sherwin-Williams Company              600         17,137
Toll Brothers, Inc.*                  400          9,650
                                               ---------
                                                  44,650
                                               ---------
Consumer Durables -- 0.4%
Bassett Furniture Industries, Inc.    400         11,750
Newell Company                        400         16,325
Windmere-Durable Holdings Inc.*       400          9,650
                                               ---------
                                                  37,725
                                               ---------
Containers -- 0.2%
Crown Cork & Seal Company Inc.        200          9,763
Stone Container Corporation           500          6,250
                                               ---------
                                                  16,013
                                               ---------
Cosmetics -- 1.3%
Alberto-Culver Company                200          6,237
Colgate-Palmolive Company             300         20,044


Cosmetics -- continued
The Dial Corporation                  400       $  7,750
Gillette Corporation                  200         18,463
Procter & Gamble Company              800         61,050
ThermoLase Corporation*               500          6,875
                                               ---------
                                                 120,419
                                               ---------
Domestic Oil -- 0.9%
Atlantic Richfield Company            400         32,600
Cornerstone Propane Partners, L.P.    400          9,350
Diamond Offshore Drilling, Inc.       200          9,975
Phillips Petroleum Company            200          9,687
Unocal Corporation                    200          7,962
USX-Marathon Group                    400         13,700
                                               ---------
                                                  83,274
                                               ---------
Drugs and Medicine -- 6.4%
Abbott Laboratories                   200         13,000
American Home Products
 Corporation                          400         27,950
Amgen, Inc.*                          400         20,450
Barr Laboratories, Inc.*              200          7,200
Baxter International Inc.             700         35,437
Bergen Brunswig Corporation           200          8,587
Boston Scientific Corporation*        200          9,038
Bristol-Myers Squibb Company          500         46,812
Cardinal Health, Inc.                 100          7,575
Carter-Wallace, Inc.                  500          8,281
Columbia/HCA Healthcare
 Corporation                          600         17,700
Eli Lilly and Company                 400         25,225
Genentech, Inc.*                      200         11,675
Guidant Corporation                   200         12,850
HealthCare COMPARE Corporation*       200         10,425
HEALTHSOUTH Corporation*              400         10,500
Inhale Therapeutic Systems*           300          9,300
Johnson & Johnson                     400         25,175
Medtronic, Inc.                     1,100         52,525
Merck & Co., Inc.                     700         66,194
PAREXEL International Corporation*    200          6,900
Pfizer Inc.                           800         58,200
Renal Treatment Centers, Inc.*        300          9,994
Schering-Plough Corporation           600         37,613
Sola International, Inc.*             200          6,050
Sybron International Corporation*     200          8,800
Tenet Healthcare Corporation*         300          9,506
United Healthcare Corporation         200         10,413
Warner-Lambert Company                100         13,987
Zonagen, Inc.*                        200          6,200
                                               ---------
                                                 593,562
                                               ---------

ISI Strategy Fund, Inc.
--------------------------------------------------------
Statement of Net Assets (continued)    November 30, 1997
(Unaudited)
                                                 Market
                                                  Value
                                    Shares      (Note A)
--------------------------------------------------------
COMMON STOCKS -- continued
Electronics -- 3.9%
Alliant Techsystems, Inc.*            100      $   5,944
AMP, Inc.                             300         13,031
Applied Materials, Inc.*              600         19,800
EMC Corporation*                      400         12,125
Electronic Data Systems Corporation   400         15,200
General Semiconductor, Inc.*          900          9,788
General Signal Corporation            200          8,162
GenRad, Inc.*                         300          7,969
Glenayre Technologies, Inc.*          800          8,700
Hewlett-Packard Company               500         30,531
Intel Corporation                   1,000         77,625
Level One Communications, Inc.*       200          8,350
Lucent Technologies, Inc.             400         32,050
Methode Electronics, Inc. - Class A   400          6,500
Micron Technology, Inc.*              500         12,437
Motorola, Inc.                        200         12,575
MRV Communications, Inc.*             300          8,475
NETCOM On-Line Communication
 Services, Inc.                       500          9,938
NEXTEL Communications,
 Inc.--Class A*                       600         15,150
Nextlevel Systems, Inc.*              500          6,625
Tellabs, Inc.*                        400         20,800
Texas Instruments Incorporated        200          9,850
Zilog, Inc.*                          400          7,650
                                               ---------
                                                 359,275
                                               ---------
Energy and Utilities -- 2.4%
American Electric Power Company       200          9,912
Consolidated Edison Company
 of New York, Inc.                    300         11,325
Duke Energy Corporation               600         31,200
Edison International                  500         13,406
Enron Corporation                     400         15,500
FPL Group, Inc.                       800         44,750
MDU Resources Group, Inc.             300          8,962
New York State Electric & Gas
 Corporation                          200          6,150
NICOR, Inc.                           100          4,025
OGE Energy Corp.                      200         10,175
PG&E Corporation                      700         19,775
Southern Company                      500         12,000
Texas Utilities Company               300         12,000
WICOR, Inc.                           200          9,225
The Williams Companies, Inc.          200         10,688
                                               ---------
                                                 219,093
                                               ---------
Energy - Raw Materials -- 1.2%
AMCOL International Corporation       500      $  12,000
Baker Hughes Incorporated             400         16,750
Burlington Resources Inc.             200          8,900
Halliburton Company                   200         10,787
Helmerich & Payne, Inc.               100          7,606
Key Energy Group, Inc.*               300          7,294
McDermott International, Inc.         200          6,300
Occidental Petroleum Corporation      600         17,812
Schlumberger Limited                  300         24,694
                                               ---------
                                                 112,143
                                               ---------
Food and Agriculture -- 3.1%
Archer-Daniels-Midland Company        400          8,550
Bob Evans Farms, Inc.                 400          8,000
Campbell Soup Company                 200         11,200
The Coca-Cola Company               1,200         75,000
Coca-Cola Enterprises Inc.            400         12,225
ConAgra, Inc.                         600         21,563
CPC International, Inc.               100         10,337
Dean Foods Company                    100          5,312
Flowers Industries, Inc.              400          7,975
General Mills, Inc.                   100          7,400
H.J. Heinz Company                    200         10,012
Kellogg Company                       600         27,825
Lance, Inc.                           200          5,088
McCormick & Co., Inc.                 300          7,950
Nash Finch Company                    400          7,500
PepsiCo, Inc.                         400         14,750
Sara Lee Corporation                  600         31,725
Suiza Foods Corporation*              200         11,638
                                               ---------
                                                 284,050
                                               ---------
Gold -- 0.1%
Homestake Mining Company              800          8,400
                                               ---------
Insurance -- 2.7%
Acceptance Insurance
 Companies, Inc.*                     300          7,293
Aetna Inc.                            100          7,538
Allstate Corporation                  300         25,763
American General Corporation          700         37,712
American International Group, Inc.    400         40,325
Amerin Corporation*                   300          7,013
Chubb Corporation                     200         14,187
Cigna Corporation                     100         16,725
Erie Indemnity Company                200          5,850
General Re Corporation                100         19,850
Life Re Corporation                   500         28,563
Marsh and McLennan Companies, Inc.    100          7,444

ISI Strategy Fund, Inc.
--------------------------------------------------------
Statement of Net Assets (continued)    November 30, 1997
(Unaudited)
                                                 Market
                                                  Value
                                    Shares      (Note A)
--------------------------------------------------------
COMMON STOCKS -- continued
Insurance -- continued
The PMI Group, Inc.                   100       $  6,500
RLI Corp.                             200          8,737
Selective Insurance Group, Inc.       100          5,038
Western National Corporation          300          8,850
                                               ---------
                                                 247,388
                                               ---------
International Oil -- 2.2%
Amoco Corp.                           100          9,000
Aviva Petroleum, Inc.*              6,600          9,900
Chevron Corporation                   700         56,131
Exxon Corporation                   1,300         79,300
Mobil Corporation                     300         21,581
Texaco Inc.                           400         22,600
                                               ---------
                                                 198,512
                                               ---------
Liquor -- 0.2%
Anheuser-Busch Companies, Inc.        400         17,275
                                               ---------
Media -- 1.6%
AMC Entertainment Inc.*               500         10,969
CBS Corporation                       500         15,000
Comcast Corporation                   400         11,200
Cox Communications, Inc.*             300         10,181
Gannett Company, Inc.                 200         11,612
Tele-Communications, Inc.*            400          9,163
Time Warner Inc.                      600         34,950
Viacom, Inc. - Class B*             1,200         42,000
                                               ---------
                                                 145,075
                                               ---------
Miscellaneous Finance -- 4.0%
American Express Company              300         23,663
Area Bancshares Corporation           400          8,100
Associated Estates Realty Corporation 400          9,025
Brooks Fiber Properties, Inc.*        200         10,950
Cali Realty Corporation               100          3,969
Capital Factors Holdings, Inc.*       500          8,688
The Charles Schwab Corporation        500         19,281
CPB, Inc.                             400          8,400
Everest Reinsurance Holdings, Inc.    200          7,588
Fannie Mae                            600         31,687
First Washington Realty Trust, Inc.   400         10,075
FIRSTPLUS Financial Group, Inc.       200          7,625
Franklin Resources, Inc.              200         17,975
Freddie Mac                           500         20,625
Green Tree Financial Corporation      400         12,250
Household International, Inc.         100         12,600
MBNA Corporation                      500         13,281
Mechanics Savings Bank*               400         10,250
Merrill Lynch & Co., Inc.             200         14,038


Miscellaneous Finance -- continued
Morgan Stanley, Dean Witter,
  Discover and Co.                    300      $  16,294
Northwest Savings Bank                400          5,600
Patriot American Hospitality, Inc.    300          9,375
Prime Retail, Inc.                    600          8,663
SLM Holding Corporation               100         12,912
Travelers Group, Inc.                 939         47,420
United Asset Management
 Corporation                          300          7,819
Washington Mutual, Inc.               200         13,825
                                               ---------
                                                 371,978
                                               ---------
Miscellaneous -- 0.3%
CIENA Corporation*                    200         10,800
Lason Holdings, Inc.*                 300          8,400
NEXTLINK Communications, Inc.*        400          8,100
                                               ---------
                                                  27,300
                                               ---------
Motor Vehicles -- 1.1%
Cascade Corporation                   500          9,000
Chrysler Corporation                  600         20,588
Eaton Corporation                     100          9,444
Echlin Inc.                           200          6,337
Ford Motor Company                    400         17,200
General Motors Corporation            400         24,400
Navistar International Corporation*   300          6,600
U.S. Rentals, Inc.*                   300          7,706
                                               ---------
                                                 101,275
                                               ---------
Non-Durables and Entertainment -- 0.9%
Mattel, Inc.                          400         16,025
McDonald's Corporation              1,100         53,350
Service Corporation International     300         10,969
Tricon Global Restaurants, Inc.*       40          1,352
                                               ---------
                                                  81,696
                                               ---------
Non-Ferrous Metals -- 0.3%
Aluminum Company of America           300         20,175
Cyprus Amax Minerals Company          500          9,156
                                               ---------
                                                  29,331
                                               ---------
Optical and Photo -- 0.2%
Corning Inc.                          200          8,487
Eastman Kodak Company                 200         12,125
                                               ---------
                                                  20,612
                                               ---------
Paper and Forest Products -- 0.7%
Bowater Incorporated                  200          8,975
Chesapeake Corporation                200          6,850
Georgia-Pacific Corporation           100          8,538
International Paper Company           200          9,488

ISI Strategy Fund, Inc.
--------------------------------------------------------
Statement of Net Assets (continued)    November 30, 1997
(Unaudited)
                                                 Market
                                                  Value
                                    Shares      (Note A)
--------------------------------------------------------
COMMON STOCKS -- continued
Paper and Forest Products-- continued
Jefferson Smurfit Corporation*        500       $  8,250
Kimberly-Clark Corporation            200         10,413
Weyerhaeuser Company                  300         15,844
                                               ---------
                                                  68,358
                                               ---------
Producer Goods -- 3.3%
Albany International Corp.            300          7,294
AlliedSignal Inc.                     400         14,850
Caterpillar Inc.                      200          9,588
Corporate Express, Inc.*              400          6,250
Deere and Company                     600         32,888
Dover Corporation                     100          6,706
Emerson Electric Company              200         11,000
General Cigar Holdings, Inc.*         300          7,050
General Electric Company            1,500        110,625
Harnischfeger Industries, Inc.        200          7,637
Harsco Corporation                    100          3,963
Illinois Tool Works, Inc.             400         21,925
Jabil Circuit, Inc.*                  200          9,625
Tenneco, Inc.                         200          8,662
Tokheim Corporation                   600         11,288
Trinity Industries, Inc.              100          4,537
U.S. Industries, Inc.                 300          7,725
UCAR International, Inc.*             200          7,988
Woodward Governor Company             300          9,825
York International Corporation        100          4,631
                                               ---------
                                                 304,057
                                               ---------
Railroad and Shipping -- 0.5%
Burlington Northern Santa Fe          400         36,600
Union Pacific Corporation             200         12,000
                                               ---------
                                                  48,600
                                               ---------
Real Property -- 0.3%
Arbor Property Trust                1,000         10,750
Simon DeBartolo Group, Inc.           400         13,075
                                               ---------
                                                  23,825
                                               ---------
Retail -- 3.1%
Barnes & Noble, Inc.                  200          6,188
Borders Group, Inc.*                  300          8,569
CUC International, Inc.*              300          8,625
CVS Corporation                       200         13,275
Dayton Hudson Corporation             200         13,288
Family Dollar Stores, Inc.            300          8,306
Federated Department Stores, Inc.*    200          9,112
The Gap, Inc.                         200         10,737
Giant Food, Inc.                      200          6,750
Heilig-Meyers Company                 600          7,763
The Home Depot, Inc.                  600         33,562



Retail -- continued
J.C. Penney Company, Inc.             200       $ 12,850
Mac Frugals Bargains Closeouts, Inc.* 300         12,863
The May Department Stores Company     300         16,125
Safeway Inc.*                         300         18,225
Sears, Roebuck and Co.                200          9,163
Shopko Stores, Inc.*                  400          8,650
Toys "R" Us, Inc.*                    300         10,238
Wal-Mart Stores, Inc.               1,300         51,919
Walgreen Company                      700         22,531
                                               ---------
                                                 288,739
                                               ---------
Steel -- 0.2%
Allegheny Teledyne Inc.               400         10,300
National Steel Corporation - Class B* 600          9,000
                                               ---------
                                                  19,300
                                               ---------
Telephone -- 3.8%
AirTouch Communications, Inc.*        500         19,625
Ameritech Corporation                 300         23,119
AT&T Corporation                      900         50,288
Bell Atlantic Corporation             500         44,625
BellSouth Corporation                 600         32,850
GTE Corporation                       200         10,112
Intermedia Communications Inc.*       700         34,737
Jacor Communications, Inc.*           200          8,750
LCI International, Inc.*              300          8,269
MCI Communications Corporation        500         21,969
McLeodUSA Incorporated - Class A*     200          7,400
PairGain Technologies, Inc.*          300          7,087
SBC Communications Inc.               500         36,406
Sprint Corporation                    200         11,713
U.S. West Communications Group        300         13,556
WorldCom, Inc.*                       500         16,000
                                               ---------
                                                 346,506
                                               ---------
Tires and Rubber -- 0.2%
Cooper Tire and Rubber Company        300          6,712
The Goodyear Tire & Rubber Company    200         12,138
                                               ---------
                                                  18,850
                                               ---------
Tobacco -- 1.0%
Loews Corporation                     600         63,675
Philip Morris Companies Inc.          700         30,450
                                               ---------
                                                  94,125
                                               ---------
Travel and Recreation -- 1.1%
AMERCO*                               200          5,650
Carnival Corporation                  600         32,437
Harrah's Entertainment, Inc.*         400          8,025
HFS, Inc.*                            100          6,863

ISI Strategy Fund, Inc.
--------------------------------------------------------
Statement of Net Assets (concluded)    November 30, 1997
(Unaudited)
                                                 Market
                                    Shares/       Value
                                   Par (000)    (Note A)
--------------------------------------------------------
COMMON STOCKS -- concluded
Travel and Recreation -- continued
ITT Corporation*                      100       $  7,588
Marriott International, Inc.          100          7,244
Video Lottery Technologies, Inc.*     500          5,750
The Walt Disney Company               300         28,481
                                              ----------
                                                 102,038
                                              ----------
Trucking and Freight -- 0.2%
Expeditors International of
 Washington, Inc.                     200          7,788
Heartland Express, Inc.*              400          9,450
                                              ----------
                                                  17,238
                                              ----------
  Total Common Stocks
    (Cost $5,956,101)                          5,920,324
                                              ----------
U.S. TREASURY BONDS -- 31.3%
10.375%, 11/15/12                  $1,500      1,979,766
7.875%, 2/15/21                       750        909,023
                                              ----------
  Total U.S. Treasury Bonds
    (Cost $2,849,297)                          2,888,789
                                              ----------



REPURCHASE AGREEMENT -- 3.1%
Goldman Sachs & Co., 5.50%           $289
  Dated 11/28/97, to be repurchased
  on 12/1/97, collateralized by
  U.S. Treasury Bonds with a market
  value of $295,191.
  (Cost $289,000)                             $  289,000
                                              ----------
Total Investment in Securities -- 98.5%
  (Cost $9,094,398)**                          9,098,113
                                              ----------
Other Assets in Excess of
  Liabilities, Net -- 1.5%                       138,884
                                              ----------

Net Assets -- 100.0%                          $9,236,997
                                              ==========
Net Asset Value and Redemption
  Price Per Share
  ($9,236,997 / 917,290 shares outstanding)       $10.07
                                                  ======
Maximum Offering Price Per Share
  ($10.07 /  0.955 )                              $10.54
                                                  ======
--------------------------------------------------------
 * Non-income producing security.
** Also aggregate cost for federal tax purposes.
See Notes to Financial Statements.

ISI Strategy Fund, Inc.
--------------------------------------------------------

Statement of Operations
(Unaudited)                                                                      For the Period
                                                                             September 16, 1997(1)
                                                                                    through
                                                                                November 30, 1997
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE A):
     Interest                                                                         $ 30,333
     Dividends                                                                          11,542
                                                                                      --------
       Total income                                                                     41,875
                                                                                      --------
EXPENSES:
     Printing and postage                                                               13,172
     Custodian fee (Note A)                                                              6,285
     Audit fee                                                                           5,920
     Investment advisory fee (Note B)                                                    5,049
     Transfer agent fee (Note B)                                                         4,662
     Distribution fee (Note B)                                                           3,156
     Pricing fee                                                                         1,836
     Accounting fee (Note B)                                                             1,641
     Registration fees                                                                   1,540
     Administration fee                                                                  1,515
     Miscellaneous                                                                         824
     Directors' fees                                                                       340
     Organizational expense (Note A)                                                       205
                                                                                      --------
       Total expenses                                                                   46,145
     Less: Fees waived and expenses reimbursed (Note B)                                (33,522)
                                                                                      --------
       Net expenses                                                                     12,623
                                                                                      --------
Net investment income                                                                   29,252
                                                                                      --------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
     Change in unrealized appreciation or depreciation of investments                    3,715
                                                                                      --------
     Net unrealized gain on investments                                                  3,715
                                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $ 32,967
                                                                                      ========

--------------------------------------------------------
(1) Commencement of operations.
See Notes to Financial Statements.

ISI Strategy Fund, Inc.
--------------------------------------------------------

Statement of Changes in Net Assets
(Unaudited)                                                                         For the Period
                                                                                 September 16, 1997(1)
                                                                                        through
                                                                                    November 30, 1997
------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                                              $  29,252
     Net realized gain/(loss) from security transactions                                       --
     Change in unrealized appreciation or depreciation of investments                       3,715
                                                                                      -----------
     Net increase in net assets resulting from operations                                  32,967
                                                                                      -----------
CAPITAL SHARE TRANSACTIONS (NOTE C):
     Proceeds from sale of shares                                                       9,227,283
     Value of shares issued in reinvestment of dividends                                       --
     Cost of shares repurchased                                                           (23,253)
                                                                                      -----------
     Increase in net assets derived from capital share transactions                     9,204,030
                                                                                      -----------
       Total increase in net assets                                                     9,236,997

NET ASSETS:
     Beginning of period                                                                       --
                                                                                      -----------
     End of period                                                                     $9,236,997
                                                                                       ==========

--------------------------------------------------------
(1) Commencement of operations.
See Notes to Financial Statements.

ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Financial Highlights (For a share outstanding throughout the period)
(Unaudited)

                                                                 For the Period
                                                              September 16, 1997(1)
                                                                     through
                                                                November 30, 1997
-----------------------------------------------------------------------------------
Per Share Operating Performance:
     Net asset value at beginning of period                          $10.00
                                                                     ------
Income from Investment Operations:
     Net investment income                                             0.07
     Net realized and unrealized gain/(loss) on investments              --
                                                                     ------
     Total from Investment Operations                                  0.07
                                                                     ------
     Net asset value at end of period                                $10.07
                                                                     ======

Total Return(2)                                                        0.70%
Ratios to Average Daily Net Assets:
     Expenses                                                          1.00%(3,4)
     Net investment income                                             2.32%(3,5)


Supplemental Data:
     Net assets at end of period (000)                               $9,237
     Portfolio turnover rate                                             --
     Average commissions per share                                   $ 0.0291

--------------------------------------------------------
(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Annualized.
(4) Without the waiver of advisory fees and reimbursement of expenses (Note B), the ratio of expenses to average daily net assets would have been 3.66% (annualized).
(5) Without the waiver of advisory fees and reimbursement of expenses (Note B), the ratio of net investment income to average daily net assets would have been (0.34)% (annualized).
See Notes to Financial Statements.

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies -- ISI Strategy Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 12, 1997 and commenced operations September 16, 1997, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It seeks to maximize total return through a combination of long-term growth of capital and current income by actively apportioning investments between diversified investments in U.S. equity securities and securities issued by the United States Treasury ("U.S. Treasury Securities").

    The Fund consists of one share class, ISI Shares, which has a 4.45% maximum sales charge and a 0.25% distribution fee.

    When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

    Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values a security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

    Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

    Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

    The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

    Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial

--------------------------------------------------------------------------------

    public offering of shares. These costs are being amortized on the straight-line method over a five-year period, which began when the Fund commenced investment activities.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor, Wilshire Associates Incorporated ("Wilshire") is the Fund's sub-advisor and Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust New York Corporation, is the Fund's administrator.

    As compensation for advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. As compensation for sub-advisory services, ISI pays Wilshire an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.16%. ISI and Wilshire have agreed to waive their annual fees proportionately when necessary, and ISI has agreed to reimburse expenses when necessary, so that the Fund's total operating expenses are no more than 1.00% of its average daily net assets.

    As compensation for administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.12%. ICC has agreed to waive its fee until the Fund has $50 million in net assets or has been in operation for one year, whichever occurs first.

    Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor, sub-advisor or administrator.

    As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $1,641 for accounting services for the period ended November 30, 1997.

    As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $4,662 for transfer agent services for the period ended November 30, 1997.

    Effective September 22, 1997, Bankers Trust Company became the Fund's custodian. Prior to September 22, 1997, PNC Bank served as the Fund's custodian. From September 22, 1997 to November 30, 1997, the Fund accrued $6,285 in custody expenses.

    As compensation for providing distribution services, the Fund pays ISI Group Inc., which is affiliated with ISI, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Fund's average daily net assets.

    The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period ended November 30, 1997 was $216, and the accrued liability was $216.

C. Capital Share Transactions -- The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock (20 million ISI Class, 5 million Wilshire Institutional Class). Transactions in shares of the Fund were as follows:

                                        For the Period
                                       Sept. 16, 1997(1)
                                            through
                                         Nov. 30, 1997
                                       -----------------
Shares sold                                 919,593
Shares issued to shareholders
  on reinvestment of dividends                   --
Shares redeemed                              (2,303)
                                         ----------
Net increase in shares outstanding          917,290
                                         ==========
Proceeds from sale of shares             $9,227,283
Value of reinvested dividends                    --
Cost of shares redeemed                     (23,253)
                                         ----------
Net increase from capital
  share transactions                     $9,204,030
                                         ==========

--------------------------------------------------------
(1) Commencement of operations.

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------

D. Investment Transactions -- Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $5,956,101 for the period ended November 30, 1997. Purchases of U.S. government obligations aggregated $2,854,423. There were no sales of investment securities during the period.

    On November 30, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $251,942 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $248,227.

E.  Net Assets -- On November 30, 1997, net assets consisted of:

Paid-in capital                         $9,204,030
Undistributed net investment
  income                                    29,252
Unrealized appreciation
  of investments                             3,715
                                        ----------
                                        $9,236,997
                                        ==========

-----------------------------------------------
     This report is prepared for the general
information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effec-tive prospectus.

     For more complete information regard-
ing any of the ISI Funds, including charges
and expenses, obtain a prospectus from your
investment representative or directly from
the Fund at 1-800-955-7175. Read it carefully
before you invest.
-----------------------------------------------